united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 6/30

Date of reporting period: 6/30/23

Item 1. Reports to Stockholders.

HCM Defender 100 Index ETF
QQH

HCM Defender 500 Index ETF
LGH

Annual Report
June 30, 2023

1-770-642-4902
www.howardcmetfs.com

Distributed by Northern Lights Distributors, LLC
Member FINRA/SIPC

June 30th, 2023

Annual Shareholder letter
Howard Capital Management ETF Family
2023 2nd Quarter

We are pleased to present you with the HCM Defender 100 Index ETF and HCM Defender 500 Index ETF Annual Report for the year ended June 30, 2023. We appreciate your continued trust and support as we navigate these dynamic market conditions and strive to deliver value to our shareholders.

The fiscal year was marked by significant challenges and opportunities in the global economy and financial markets. We witnessed a rollercoaster ride of market volatility, driven by concerns over inflation, the Federal Reserve’s actions, geopolitical tensions, and global economic uncertainties. Inflationary pressures remained a central focus throughout the year, and the Federal Reserve took steps to combat inflation, leading to apprehensions among market participants. However, there were encouraging signs of relief as inflation began to roll over at a considerable pace. Supply chain challenges eased, the housing market stabilized, and labor markets experienced a slowdown. These developments signaled the potential for the Federal Reserve to gradually slow the pace and magnitude of rate increases. Volatility remained a prevalent theme throughout the year, reflecting the challenging market conditions experienced in the previous year. The actions and statements of the Federal Reserve, particularly those of Fed Chair Powell, had a significant impact on market movements. Investors closely monitored the Federal Reserve’s decisions, as they had far-reaching consequences for the overall economy and financial markets. The unpredictability and mixed messages from the Federal Reserve created uncertainty among investors, contributing to market volatility. Within specific market segments, opportunities and valuations varied. The S&P 500 ex-FAANG companies demonstrated attractive valuations, with a price-to-earnings (P/E) ratio of approximately 14.8 around the first week of March. It is important to note that the higher multiples associated with FAANG stocks were justified given their strong financial performance even in a volatile market environment. Consumer confidence played a crucial role in gauging economic sentiment. The Conference Board’s Consumer Confidence Index experienced fluctuations throughout the year. While the index faced periodic declines, it generally remained above pandemic lows, indicating a continued economic expansion. Consumer expectations occasionally wavered, reflecting concerns about the economic outlook. We closely monitored these indicators as early signs of potential changes in market sentiment and economic conditions.

Our proprietary quantitative model, the HCM-BuyLine®, remained a valuable tool for guiding our investment decisions. As we enter the new fiscal year, the financial landscape remains dynamic and subject to various factors. The Federal Reserve’s actions, economic indicators, and global events will continue to shape market movements. We remain committed to navigating these conditions with vigilance and prudence, always seeking opportunities for growth while managing risk.

The HCM ETFs began the fiscal year with no equity exposure but were instead invested in cash and cash equivalents in an effort to preserve capital.

If you trade a system, which we do, you must commit to the system and expect that not all trades will be winners, but over a full market cycle a good system should produce very strong gains.

1145 Hembree Rd. | Roswell,GA30076	| (770) 642-4902 | www.howardcm.com

One year performance (NAV), as of 6/30/2023, for our ETFs is as follows: HCM Defender 100 Index ETF: 27.77%; HCM Defender 500 Index ETF: 14.06%. The HCM-BuyLine®, our proprietary quantitative indicator that helps us determine when and how much to be invested in the equity market, has remained positive since Mid-January 2023.

We appreciate your trust and support as we strive to deliver value for our shareholders. Together, we will navigate the ever-changing financial landscape and pursue long-term growth and prosperity.

Thank you for being a shareholder of the HCM Defender 100 Index ETF and HCM Defender 500 Index ETF.

Sincerely,

Vance Howard, CEO

HCM-071923-75

1145 Hembree Rd. | Roswell,GA30076	| (770) 642-4902 | www.howardcm.com

HCM Defender 100 Index ETF
PORTFOLIO REVIEW (Unaudited)
June 30, 2023

The Fund’s performance figures* for the period ended June 30, 2023, compared to its benchmarks:

			Annualized
		Annualized	Since Inception** -
	One Year	Three Year	June 30, 2023
HCM Defender 100 Index ETF - NAV	27.77%	16.04%	18.67%
HCM Defender 100 Index ETF - Market Price	27.79%	16.01%	18.69%
HCM Defender 100 Index***	29.78%	16.11%	19.85%
Nasdaq 100 Total Return Index ****	33.13%	15.23%	21.02%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on June 30, 2023. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.howardcmetfs.com or by calling 1-770-642-4902. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. The Fund’s total annual operating expenses are 1.02% per the November 1, 2022 prospectus. Please see the Financial Highlights for a more recent expense ratio.

**	Inception date is October 9, 2019.

***	Prior to July 12, 2022, the HCM Defender 100 Index was comprised of securities in the Solactive US Technology 100 Index (“Tech Equity Sub-Index”), which are the largest and most liquid companies classified in the technology sector as defined by the TRBC Sector Classification, securities in the Solactive 1-3 month US TBill Index (“Treasury Sub-Index”), which are U.S. dollar denominated T-Bills with a time to maturity of 1 to 3 months, or a combination of both. The HCM Defender 100 Index alternated exposure among a full position of securities in the Tech Equity Sub-Index, a full position of securities in the Treasury Sub-Index, or a 50/50 position of securities in the Tech Equity Sub-Index/Treasury Sub-Index. Investors cannot invest directly in an index.

****	The Nasdaq 100 Total Return Index includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market based on market capitalization. Investors cannot invest directly in an index.

HCM Defender 100 Index ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
June 30, 2023

Comparison of the Change in Value of a $10,000 Investment

HCM Defender 100 Index ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
June 30, 2023

The Fund’s holdings by investment type as of June 30, 2023 were as follows:

Industry Sector/Investment Type	% of Net Assets
Exchange Traded Funds
Equity - Large Cap Blend	21.4%
Common Stocks
Software	14.1%
Semiconductors	13.9%
Technology Hardware	13.6%
Internet Media & Services	9.7%
E-Commerce Discretionary	4.9%
Automotive	3.6%
Biotech & Pharma	2.8%
Beverages	1.8%
Technology Services	1.7%
Retail - Consumer Staples	1.6%
Medical Equipment & Devices	1.4%
Cable & Satellite	1.2%
Leisure Facilities & Services	0.9%
Electric Utilities	0.8%
Diversified Industrials	0.8%
Retail - Discretionary	0.8%
Food	0.7%
Entertainment Content	0.7%
Transportation & Logistics	0.6%
Telecommunications	0.5%
Commercial Support Services	0.2%
Wholesale - Discretionary	0.2%
Transportation Equipment	0.2%
Advertising & Marketing	0.2%
Industrial Support Services	0.2%
Oil & Gas Services & Equipment	0.2%
Renewable Energy	0.1%
Other Assets in Excess of Liabilities	1.2%
100.0%

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

HCM Defender 500 Index ETF
PORTFOLIO REVIEW (Unaudited)
June 30, 2023

The Fund’s performance figures* for the period ended June 30, 2023, compared to its benchmarks:

			Annualized
		Annualized	Since Inception** -
	One Year	Three Year	June 30, 2023
HCM Defender 500 Index ETF - NAV	14.06%	16.45%	13.28%
HCM Defender 500 Index ETF - Market Price	14.12%	16.53%	13.31%
HCM Defender 500 Index***	13.35%	12.62%	11.66%
S&P 500 Total Return Index ****	19.59%	14.60%	13.85%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on June 30, 2023. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.howardcmetfs.com or by calling 1-770-642-4902. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. The Fund’s total annual operating expenses are 1.01% per the November 1, 2022 prospectus. Please see the Financial Highlights for a more recent expense ratio.

**	Inception date is October 9, 2019.

***	Prior to July 12, 2022, the HCM Defender 500 Index was comprised of securities in the Solactive US Large Cap Index (“Large Cap Equity Sub - Index”), which are common stocks issued by 500 large – capitalization companies traded on American stock exchanges, securities in the Solactive 1 - 3 month US T - Bill Index (“Treasury Sub - Index”), which are U.S. dollar denominated T - Bills with a time to maturity of 1 to 3 months, or a combination of both. The HCM 500 Index alternated exposure among a full position of securities in the Large Cap Equity Sub-Index, a full position of securities in the Treasury Sub-Index, or a 50/50 position of securities in the Large Cap Equity Sub-Index/Treasury Sub-Index. Investors cannot invest directly in an index.

****	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

HCM Defender 500 Index ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
June 30, 2023

Comparison of the Change in Value of a $10,000 Investment

HCM Defender 500 Index ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
June 30, 2023

The Fund’s holdings by investment type as of June 30, 2023 were as follows:

Industry Sector/Investment Type	% of Net Assets	Industry Sector/Investment Type	% of Net Assets
Exchange Traded Funds		Common Stocks (continued)
Equity - Large Cap Blend	20.1%	Cable & Satellite	0.4%
Common Stocks		Specialty Finance	0.3%
Software	9.5%	Infrastructure Reit	0.3%
Technology Hardware	8.7%	Residential Reit	0.3%
Internet Media & Services	6.1%	Commercial Support Services	0.3%
Semiconductors	5.3%	Apparel & Textile Products	0.2%
Biotech & Pharma	4.9%	Oil & Gas Services & Equipment	0.2%
Technology Services	4.1%	Industrial Reit	0.2%
Oil & Gas Producers	3.2%	Home Construction	0.2%
E-Commerce Discretionary	3.0%	Industrial Support Services	0.2%
Medical Equipment & Devices	2.9%	Data Center Reit	0.2%
Insurance	2.5%	Transportation Equipment	0.2%
Health Care Facilities & Services	2.4%	Metals & Mining	0.2%
Banking	2.3%	Wholesale - Consumer Staples	0.2%
Automotive	1.9%	Retail Reit	0.1%
Retail - Discretionary	1.7%	Construction Materials	0.1%
Electric Utilities	1.6%	Wholesale - Discretionary	0.1%
Household Products	1.3%	Health Care Reit	0.1%
Aerospace & Defense	1.2%	Self-Storage Reit	0.1%
Chemicals	1.2%	Steel	0.1%
Retail - Consumer Staples	1.2%	Advertising & Marketing	0.1%
Beverages	1.1%	Containers & Packaging	0.1%
Leisure Facilities & Services	1.1%	Gas & Water Utilities	0.1%
Transportation & Logistics	1.1%	Engineering & Construction	0.1%
Diversified Industrials	1.0%	Renewable Energy	0.1%
Institutional Financial Services	0.8%	Gaming Reit	0.1%
Asset Management	0.8%	Timber Reit	0.0	% *
Electrical Equipment	0.7%	Real Estate Services	0.0	% *
Machinery	0.7%	Office Reit	0.0	% *
Telecommunications	0.7%	Specialty Reit	0.0	% *
Food	0.6%	Hotel Reit	0.0	% *
Entertainment Content	0.6%	Multi Asset Class Reit	0.0	% *
Tobacco & Cannabis	0.4%	Right
		Medical Equipment & Devices	0.0	% *
		Other Assets Less Liabilities	0.7%
			100.0%

		* Percentage rounds to less than 0.1%.

Please refer to the Schedule of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 77.4%
	ADVERTISING & MARKETING - 0.2%
8,054	Trade Desk, Inc. (The), Class A(a)	$621,930

	AUTOMOTIVE - 3.6%
44,366	Tesla, Inc.(a)	11,613,688

	BEVERAGES - 1.8%
2,570	Coca-Cola Europacific Partners plc	165,585
15,207	Keurig Dr Pepper, Inc.	475,523
12,933	Monster Beverage Corporation(a)	742,872
24,696	PepsiCo, Inc.	4,574,192
		5,958,172
	BIOTECH & PHARMA - 2.8%
2,264	Alnylam Pharmaceuticals, Inc.(a)	430,024
9,636	Amgen, Inc.	2,139,384
2,542	Biogen, Inc.(a)	724,089
1,708	BioNTech S.E. - ADR(a)	184,344
22,383	Gilead Sciences, Inc.	1,725,058
5,851	Moderna, Inc.(a)	710,897
1,796	Regeneron Pharmaceuticals, Inc.(a)	1,290,498
2,401	Seagen, Inc.(a)	462,096
4,301	Vertex Pharmaceuticals, Inc.(a)	1,513,565
		9,179,955
	CABLE & SATELLITE - 1.2%
1,838	Charter Communications, Inc., Class A(a)	675,226
77,973	Comcast Corporation, Class A	3,239,778
		3,915,004
	COMMERCIAL SUPPORT SERVICES - 0.2%
1,542	Cintas Corporation	766,497

	DIVERSIFIED INDUSTRIALS - 0.8%
12,585	Honeywell International, Inc.	2,611,389

	E-COMMERCE DISCRETIONARY - 4.9%
106,988	Amazon.com, Inc.(a)	13,946,955

See accompanying notes to financial statements.

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 77.4% (Continued)
	E-COMMERCE DISCRETIONARY - 4.9% (Continued)
10,082	eBay, Inc.	$450,565
811	MercadoLibre, Inc.(a)	960,711
9,205	PDD Holdings, Inc. - ADR(a)	636,434
		15,994,665
	ELECTRIC UTILITIES - 0.8%
9,383	American Electric Power Company, Inc.	790,049
5,927	Constellation Energy Corporation	542,617
17,726	Exelon Corporation	722,157
10,179	Xcel Energy, Inc.	632,828
		2,687,651
	ENTERTAINMENT CONTENT - 0.7%
12,983	Activision Blizzard, Inc.(a)	1,094,467
4,877	Electronic Arts, Inc.	632,547
42,110	Warner Bros Discovery, Inc.(a)	528,059
		2,255,073
	FOOD - 0.7%
14,407	Kraft Heinz Company (The)	511,449
24,579	Mondelez International, Inc., Class A	1,792,792
		2,304,241
	INDUSTRIAL SUPPORT SERVICES - 0.2%
9,951	Fastenal Company	587,009

	INTERNET MEDIA & SERVICES - 9.7%
6,287	Airbnb, Inc., CLASS A(a)	805,742
58,202	Alphabet, Inc., Class A(a)	6,966,779
57,759	Alphabet, Inc., Class C(a)	6,987,107
682	Booking Holdings, Inc.(a)	1,841,625
40,868	Meta Platforms, Inc., Class A(a)	11,728,299
7,954	Netflix, Inc.(a)	3,503,657
		31,833,209
	LEISURE FACILITIES & SERVICES - 0.9%
4,986	Marriott International, Inc., Class A	915,878
19,899	Starbucks Corporation	1,971,195
		2,887,073

See accompanying notes to financial statements.

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 77.4% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.4%
1,313	Align Technology, Inc.(a)	$464,329
6,784	DexCom, Inc.(a)	871,812
1,430	IDEXX Laboratories, Inc.(a)	718,189
2,645	Illumina, Inc.(a)	495,911
6,267	Intuitive Surgical, Inc.(a)	2,142,938
		4,693,179
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
18,099	Baker Hughes Company	572,109

	RENEWABLE ENERGY - 0.1%
2,279	Enphase Energy, Inc.(a)	381,687

	RETAIL - CONSUMER STAPLES - 1.6%
7,906	Costco Wholesale Corporation	4,256,432
3,755	Dollar Tree, Inc.(a)	538,843
12,890	Walgreens Boots Alliance, Inc.	367,236
		5,162,511
	RETAIL - DISCRETIONARY - 0.8%
2,161	Lululemon Athletica, Inc.(a)	817,939
1,095	O’Reilly Automotive, Inc.(a)	1,046,053
6,023	Ross Stores, Inc.	675,359
		2,539,351
	SEMICONDUCTORS - 13.9%
29,032	Advanced Micro Devices, Inc.(a)	3,307,035
9,215	Analog Devices, Inc.	1,795,174
15,390	Applied Materials, Inc.	2,224,471
7,144	Broadcom, Inc.	6,196,920
1,268	GLOBALFOUNDRIES, Inc.(a)	81,887
75,885	Intel Corporation	2,537,594
2,538	KLA Corporation	1,230,981
2,464	Lam Research Corporation	1,584,007
14,660	Marvell Technology, Inc.	876,375
9,960	Microchip Technology, Inc.	892,316
19,912	Micron Technology, Inc.	1,256,646

See accompanying notes to financial statements.

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 77.4% (Continued)
	SEMICONDUCTORS - 13.9% (Continued)
39,213	NVIDIA Corporation	$16,587,883
4,595	NXP Semiconductors N.V.	940,505
7,436	ON Semiconductor Corporation(a)	703,297
20,125	QUALCOMM, Inc.	2,395,680
16,529	Texas Instruments, Inc.	2,975,551
		45,586,322
	SOFTWARE - 14.1%
8,138	Adobe, Inc.(a)	3,979,401
1,534	ANSYS, Inc.(a)	506,634
2,416	Atlassian Corp plc, CLASS A(a)	405,429
3,783	Autodesk, Inc.(a)	774,040
4,617	Cadence Design Systems, Inc.(a)	1,082,779
3,614	Crowdstrike Holdings, Inc., Class A(a)	530,788
4,568	Datadog, Inc., Class A(a)	449,400
12,042	Fortinet, Inc.(a)	910,255
4,926	Intuit, Inc.	2,257,044
93,823	Microsoft Corporation	31,950,484
4,952	Palo Alto Networks, Inc.(a)	1,265,286
2,661	Synopsys, Inc.(a)	1,158,626
3,498	Workday, Inc., Class A(a)	790,163
3,958	Zoom Video Communications, Inc., Class A(a)	268,669
		46,328,998
	TECHNOLOGY HARDWARE - 13.6%
212,104	Apple, Inc.	41,141,813
68,978	Cisco Systems, Inc.	3,568,922
		44,710,735
	TECHNOLOGY SERVICES - 1.7%
7,635	Automatic Data Processing, Inc.	1,678,097
9,872	Cognizant Technology Solutions Corporation, Class A	644,444
7,458	CoStar Group, Inc.(a)	663,762
5,762	Paychex, Inc.	644,595
21,169	PayPal Holdings, Inc.(a)	1,412,607
2,808	Verisk Analytics, Inc.	634,692
		5,678,197

See accompanying notes to financial statements.

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2023

Shares		Fair Value

	COMMON STOCKS — 77.4% (Continued)
	TELECOMMUNICATIONS - 0.5%
11,443	T-Mobile US, Inc.(a)	$1,589,433

	TRANSPORTATION & LOGISTICS - 0.6%
38,545	CSX Corporation	1,314,384
1,758	Old Dominion Freight Line, Inc.	650,021
		1,964,405
	TRANSPORTATION EQUIPMENT - 0.2%
8,376	PACCAR, Inc.	700,652

	WHOLESALE - DISCRETIONARY - 0.2%
7,703	Copart, Inc.(a)	702,591

	TOTAL COMMON STOCKS (Cost $200,001,166)	253,825,726

	EXCHANGE-TRADED FUNDS — 21.4%
	EQUITY - 21.4%
472,390	ProShares Ultra QQQ	30,412,468
973,515	ProShares UltraPro QQQ	39,914,115
	TOTAL EXCHANGE-TRADED FUNDS (Cost $52,418,870)	70,326,583

	TOTAL INVESTMENTS - 98.8% (Cost $252,420,036)	$324,152,309
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%	3,904,805
	NET ASSETS - 100.0%	$328,057,114

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

(a)	- Non-income producing security.

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 79.2%
	ADVERTISING & MARKETING - 0.1%
1,208	Omnicom Group, Inc.	$114,941
2,220	Trade Desk, Inc. (The), Class A(a)	171,429
		286,370
	AEROSPACE & DEFENSE - 1.2%
3,012	Boeing Company(a)	636,014
1,265	General Dynamics Corporation	272,165
1,921	Howmet Aerospace, Inc.	95,205
1,019	L3Harris Technologies, Inc.	199,490
1,402	Lockheed Martin Corporation	645,452
773	Northrop Grumman Corporation	352,333
8,098	Raytheon Technologies Corporation	793,279
242	Teledyne Technologies, Inc.(a)	99,489
1,097	Textron, Inc.	74,190
257	TransDigm Group, Inc.	229,802
		3,397,419
	APPAREL & TEXTILE PRODUCTS - 0.2%
6,607	NIKE, Inc., Class B	729,215

	ASSET MANAGEMENT - 0.8%
533	Ameriprise Financial, Inc.	177,041
2,243	Apollo Global Management, Inc.	172,285
740	BlackRock, Inc.	511,444
3,676	Blackstone, Inc.	341,758
8,413	Charles Schwab Corporation (The)	476,849
4,330	KKR & Company, Inc.	242,480
331	LPL Financial Holdings, Inc.	71,969
1,103	Raymond James Financial, Inc.	114,458
1,290	T Rowe Price Group, Inc.	144,506
		2,252,790
	AUTOMOTIVE - 1.9%
22,293	Ford Motor Company	337,293
6,962	General Motors Company	268,455
13,168	Stellantis N.V.	230,967

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 79.2% (Continued)
	AUTOMOTIVE - 1.9% (Continued)
17,922	Tesla, Inc.(a)	$4,691,441
		5,528,156
	BANKING - 2.3%
37,239	Bank of America Corporation	1,068,387
9,647	Citigroup, Inc.	444,148
2,458	Citizens Financial Group, Inc.	64,105
3,702	Fifth Third Bancorp	97,029
7,129	Huntington Bancshares, Inc.	76,851
21,994	JPMorgan Chase & Company	3,198,808
5,959	KeyCorporation	55,061
841	M&T Bank Corporation	104,082
2,352	PNC Financial Services Group, Inc. (The)	296,234
4,593	Regions Financial Corporation	81,847
6,895	Truist Financial Corporation	209,263
7,114	US Bancorp	235,047
19,124	Wells Fargo & Company	816,212
		6,747,074
	BEVERAGES - 1.1%
1,485	Brown-Forman Corporation, Class B	99,168
20,602	Coca-Cola Company (The)	1,240,652
786	Constellation Brands, Inc., Class A	193,458
4,276	Keurig Dr Pepper, Inc.	133,711
3,948	Monster Beverage Corporation(a)	226,773
7,371	PepsiCo, Inc.	1,365,257
		3,259,019
	BIOTECH & PHARMA - 4.9%
9,439	AbbVie, Inc.	1,271,716
647	Alnylam Pharmaceuticals, Inc.(a)	122,891
2,839	Amgen, Inc.	630,315
786	Biogen, Inc.(a)	223,892
905	BioMarin Pharmaceutical, Inc.(a)	78,445
10,944	Bristol-Myers Squibb Company	699,869
6,326	Eli Lilly and Company	2,966,767
6,810	Gilead Sciences, Inc.	524,847

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 79.2% (Continued)
	BIOTECH & PHARMA - 4.9% (Continued)
1,095	Horizon Therapeutics plc(a)	$112,621
903	Incyte Corporation(a)	56,212
19,744	Johnson & Johnson	3,268,028
13,157	Merck & Company, Inc.	1,518,186
1,662	Moderna, Inc.(a)	201,933
30,338	Pfizer, Inc.	1,112,798
512	Regeneron Pharmaceuticals, Inc.(a)	367,892
1,939	Royalty Pharma plc, Class A	59,605
760	Seagen, Inc.(a)	146,270
1,209	Vertex Pharmaceuticals, Inc.(a)	425,459
6,587	Viatris, Inc.	65,738
2,325	Zoetis, Inc.	400,388
		14,253,872
	CABLE & SATELLITE - 0.4%
522	Charter Communications, Inc., Class A(a)	191,767
22,796	Comcast Corporation, Class A	947,174
		1,138,941
	CHEMICALS - 1.2%
1,147	Air Products and Chemicals, Inc.	343,561
614	Albemarle Corporation	136,977
391	Avery Dennison Corporation	67,174
1,183	CF Industries Holdings, Inc.	82,124
3,638	Corteva, Inc.	208,457
3,951	Dow, Inc.	210,430
2,389	DuPont de Nemours, Inc.	170,670
1,335	Ecolab, Inc.	249,231
588	FMC Corporation	61,352
1,304	International Flavors & Fragrances, Inc.	103,785
1,379	LyondellBasell Industries N.V., Class A	126,634
1,626	Mosaic Company (The)	56,910
2,611	New Linde plc	995,001
1,184	PPG Industries, Inc.	175,587
588	RPM International, Inc.	52,761

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 79.2% (Continued)
	CHEMICALS - 1.2% (Continued)
1,236	Sherwin-Williams Company (The)	$328,183
		3,368,837
	COMMERCIAL SUPPORT SERVICES - 0.3%
454	Cintas Corporation	225,674
1,005	Republic Services, Inc.	153,936
2,131	Waste Management, Inc.	369,558
		749,168
	CONSTRUCTION MATERIALS - 0.1%
316	Carlisle Companies, Inc.	81,063
352	Martin Marietta Materials, Inc.	162,515
690	Vulcan Materials Company	155,554
		399,132
	CONTAINERS & PACKAGING - 0.1%
1,756	Ball Corporation	102,216
2,028	International Paper Company	64,511
567	Packaging Corp of America	74,935
		241,662
	DATA CENTER REIT - 0.2%
1,402	Digital Realty Trust, Inc.	159,646
457	Equinix, Inc.	358,261
		517,907
	DIVERSIFIED INDUSTRIALS - 1.0%
3,072	3M Company	307,476
706	Dover Corporation	104,241
2,083	Eaton Corp plc	418,891
3,392	Emerson Electric Company	306,603
5,440	General Electric Company	597,584
3,676	Honeywell International, Inc.	762,771
1,425	Illinois Tool Works, Inc.	356,478
		2,854,044
	E-COMMERCE DISCRETIONARY - 3.0%
65,403	Amazon.com, Inc.(a)	8,525,935
2,728	eBay, Inc.	121,914

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 79.2% (Continued)
	E-COMMERCE DISCRETIONARY - 3.0% (Continued)
761	Etsy, Inc.(a)	$64,388
		8,712,237
	ELECTRIC UTILITIES - 1.6%
3,695	AES Corporation (The)	76,597
1,383	Alliant Energy Corporation	72,580
1,431	Ameren Corporation	116,870
2,689	American Electric Power Company, Inc.	226,414
3,290	CenterPoint Energy, Inc.	95,904
1,625	CMS Energy Corporation	95,469
1,860	Consolidated Edison, Inc.	168,144
1,832	Constellation Energy Corporation	167,720
4,009	Dominion Energy, Inc.	207,626
1,088	DTE Energy Company	119,702
4,099	Duke Energy Corporation	367,844
1,869	Edison International	129,802
1,150	Entergy Corporation	111,976
1,231	Evergy, Inc.	71,915
1,838	Eversource Energy	130,351
5,305	Exelon Corporation	216,126
2,947	FirstEnergy Corporation	114,579
10,077	NextEra Energy, Inc.	747,712
7,957	PG&E Corporation(a)	137,497
4,192	PPL Corporation	110,920
2,858	Public Service Enterprise Group, Inc.	178,939
1,746	Sempra Energy	254,200
5,885	Southern Company (The)	413,421
1,603	WEC Energy Group, Inc.	141,449
2,888	Xcel Energy, Inc.	179,547
		4,653,304
	ELECTRICAL EQUIPMENT - 0.7%
1,239	AMETEK, Inc.	200,569
3,207	Amphenol Corporation, Class A	272,436
4,633	Carrier Global Corporation	230,306
1,862	Fortive Corporation	139,222

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 79.2% (Continued)
	ELECTRICAL EQUIPMENT - 0.7% (Continued)
328	Hubbell, Inc.	$108,752
3,770	Johnson Controls International plc	256,888
967	Keysight Technologies, Inc.(a)	161,924
2,138	Otis Worldwide Corporation	190,303
641	Rockwell Automation, Inc.	211,177
1,300	Trane Technologies PLC	248,638
1,376	Trimble, Inc.(a)	72,845
		2,093,060
	ENGINEERING & CONSTRUCTION - 0.1%
616	Jacobs Solutions, Inc.	73,236
687	Quanta Services, Inc.	134,961
		208,197
	ENTERTAINMENT CONTENT - 0.6%
3,681	Activision Blizzard, Inc.(a)	310,308
1,406	Electronic Arts, Inc.	182,358
2,561	Paramount Global, Class B	40,746
1,503	ROBLOX Corporation, Class A(a)	60,571
717	Take-Two Interactive Software, Inc.(a)	105,514
9,120	Walt Disney Company (The)(a)	814,233
12,172	Warner Bros Discovery, Inc.(a)	152,637
		1,666,367
	FOOD - 0.6%
2,576	Conagra Brands, Inc.	86,863
3,165	General Mills, Inc.	242,756
800	Hershey Company (The)	199,760
1,677	Hormel Foods Corporation	67,449
490	J M Smucker Company (The)	72,358
1,473	Kellogg Company	99,280
4,345	Kraft Heinz Company (The)	154,248
772	Lamb Weston Holdings, Inc.	88,741
1,285	McCormick & Company, Inc.	112,091
7,304	Mondelez International, Inc., Class A	532,753
1,561	Tyson Foods, Inc., Class A	79,673
		1,735,972

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 79.2% (Continued)
	GAMING REIT - 0.1%
5,307	VICI Properties, Inc.	$166,799

	GAS & WATER UTILITIES - 0.1%
974	American Water Works Company, Inc.	139,039
665	Atmos Energy Corporation	77,366
		216,405
	HEALTH CARE FACILITIES & SERVICES - 2.4%
756	AmerisourceBergen Corporation	145,477
1,289	Cardinal Health, Inc.	121,901
2,966	Centene Corporation(a)	200,057
317	Charles River Laboratories International, Inc.(a)	66,649
1,586	Cigna Group (The)	445,032
6,771	CVS Health Corporation	468,079
1,248	Elevance Health, Inc.	554,474
1,161	HCA Healthcare, Inc.	352,340
652	Humana, Inc.	291,529
898	IQVIA Holdings, Inc.(a)	201,843
491	Laboratory Corp of America Holdings	118,493
714	McKesson Corporation	305,099
329	Molina Healthcare, Inc.(a)	99,108
680	Quest Diagnostics, Inc.	95,581
7,032	UnitedHealth Group, Inc.	3,379,861
		6,845,523
	HEALTH CARE REIT - 0.1%
2,774	Healthpeak Properties, Inc.	55,757
2,034	Ventas, Inc.	96,147
2,418	Welltower, Inc.	195,592
		347,496
	HOME CONSTRUCTION - 0.2%
1,588	DR Horton, Inc.	193,243
1,285	Lennar Corporation, Class A	161,023
1,504	Masco Corporation	86,300
14	NVR, Inc.(a)	88,909
		529,475

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 79.2% (Continued)
	HOTEL REITS - 0.0%(b)
4,364	Host Hotels & Resorts, Inc.	$73,446

	HOUSEHOLD PRODUCTS - 1.3%
1,221	Church & Dwight Company, Inc.	122,381
697	Clorox Company (The)	110,851
4,240	Colgate-Palmolive Company	326,650
1,140	Estee Lauder Companies, Inc. (The), Class A	223,873
1,683	Kimberly-Clark Corporation	232,355
18,298	Procter & Gamble Company (The)	2,776,539
		3,792,649
	INDUSTRIAL REIT - 0.2%
4,625	Prologis, Inc.	567,164

	INDUSTRIAL SUPPORT SERVICES - 0.2%
3,088	Fastenal Company	182,162
387	United Rentals, Inc.	172,358
214	WW Grainger, Inc.	168,758
		523,278
	INFRASTRUCTURE REIT - 0.3%
2,406	American Tower Corporation	466,620
2,187	Crown Castle, Inc.	249,187
589	SBA Communications Corporation, A	136,507
34	Texas Pacific Land Corporation	44,761
		897,075
	INSTITUTIONAL FINANCIAL SERVICES - 0.8%
3,563	Bank of New York Mellon Corporation (The)	158,625
611	Cboe Global Markets, Inc.	84,324
1,845	CME Group, Inc.	341,860
1,858	Goldman Sachs Group, Inc. (The)	599,279
2,772	Intercontinental Exchange, Inc.	313,458
6,581	Morgan Stanley	562,017
1,593	Nasdaq, Inc.	79,411
1,083	Northern Trust Corporation	80,294

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 79.2% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 0.8% (Continued)
1,868	State Street Corporation	$136,700
		2,355,968
	INSURANCE - 2.5%
3,129	Aflac, Inc.	218,404
1,587	Allstate Corporation (The)	173,046
3,998	American International Group, Inc.	230,045
1,029	Aon PLC, Class A	355,211
1,960	Arch Capital Group Ltd.(a)	146,706
1,035	Arthur J Gallagher & Company	227,255
9,851	Berkshire Hathaway, Inc., Class B(a)	3,359,192
1,233	Brown & Brown, Inc.	84,880
2,030	Chubb Ltd.	390,897
713	Cincinnati Financial Corporation	69,389
1,658	Hartford Financial Services Group, Inc. (The)	119,409
69	Markel Group, Inc.(a)	95,439
2,656	Marsh & McLennan Companies, Inc.	499,540
3,190	MetLife, Inc.	180,331
1,429	Principal Financial Group, Inc.	108,375
3,129	Progressive Corporation (The)	414,186
2,026	Prudential Financial, Inc.	178,734
1,211	Travelers Companies, Inc. (The)	210,302
1,059	W R Berkley Corporation	63,074
594	Willis Towers Watson PLC	139,887
		7,264,302
	INTERNET MEDIA & SERVICES - 6.1%
1,745	Airbnb, Inc., Class A(a)	223,639
44,193	Alphabet, Inc., Class A(a)	5,289,903
39,608	Alphabet, Inc., Class C(a)	4,791,380
205	Booking Holdings, Inc.(a)	553,568
1,384	DoorDash, Inc., Class A(a)	105,765
714	Expedia Group, Inc.(a)	78,104
641	GoDaddy, Inc., Class A(a)	48,158
16,622	Meta Platforms, Inc., Class A(a)	4,770,182
2,310	Netflix, Inc.(a)	1,017,532

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 79.2% (Continued)
	INTERNET MEDIA & SERVICES - 6.1% (Continued)
2,886	Pinterest, Inc., Class A(a)	$78,903
5,301	Snap, Inc., Class A(a)	62,764
9,530	Uber Technologies, Inc.(a)	411,410
468	VeriSign, Inc.(a)	105,754
		17,537,062
	LEISURE FACILITIES & SERVICES - 1.1%
127	Chipotle Mexican Grill, Inc.(a)	271,653
677	Darden Restaurants, Inc.	113,113
212	Domino’s Pizza, Inc.	71,442
1,482	Hilton Worldwide Holdings, Inc.	215,705
1,812	Las Vegas Sands Corporation(a)	105,096
1,404	Marriott International, Inc., Class A	257,901
3,799	McDonald’s Corporation	1,133,659
1,974	MGM Resorts International	86,698
1,216	Royal Caribbean Cruises Ltd.(a)	126,148
5,892	Starbucks Corporation	583,662
1,549	Yum! Brands, Inc.	214,614
		3,179,691
	MACHINERY - 0.7%
2,796	Caterpillar, Inc.	687,956
1,484	Deere & Company	601,302
420	IDEX Corporation	90,409
2,246	Ingersoll Rand, Inc.	146,799
654	Parker-Hannifin Corporation	255,086
859	Stanley Black & Decker, Inc.	80,497
884	Xylem, Inc.	99,556
		1,961,605
	MEDICAL EQUIPMENT & DEVICES - 2.9%
8,913	Abbott Laboratories	971,695
1,617	Agilent Technologies, Inc.	194,444
413	Align Technology, Inc.(a)	146,053
3,336	Avantor, Inc.(a)	68,521
2,828	Baxter International, Inc.	128,844

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 79.2% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.9% (Continued)
1,470	Becton Dickinson and Company	$388,095
934	Bio-Techne Corporation	76,242
7,138	Boston Scientific Corporation(a)	386,094
295	Cooper Companies, Inc. (The)	113,112
3,408	Danaher Corporation	817,920
2,098	DexCom, Inc.(a)	269,614
3,194	Edwards Lifesciences Corporation(a)	301,290
2,007	GE HealthCare Technologies, Inc.	163,049
1,261	Hologic, Inc.(a)	102,103
418	IDEXX Laboratories, Inc.(a)	209,932
863	Illumina, Inc.(a)	161,804
345	Insulet Corporation(a)	99,477
1,855	Intuitive Surgical, Inc.(a)	634,299
6,977	Medtronic PLC	614,674
109	Mettler-Toledo International, Inc.(a)	142,969
751	PerkinElmer, Inc.	89,211
647	ResMed, Inc.	141,370
505	STERIS plc	113,615
1,774	Stryker Corporation	541,230
2,004	Thermo Fisher Scientific, Inc.	1,045,587
302	Waters Corporation(a)	80,495
389	West Pharmaceutical Services, Inc.	148,781
1,015	Zimmer Biomet Holdings, Inc.	147,784
		8,298,304
	METALS & MINING - 0.2%
7,452	Freeport-McMoRan, Inc.	298,080
4,352	Newmont Corporation	185,656
		483,736
	MULTI ASSET CLASS REIT - 0.0%(b)
904	WP Carey, Inc.	61,074

	OFFICE REIT - 0.0%(b)
796	Alexandria Real Estate Equities, Inc.	90,338

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 79.2% (Continued)
	OIL & GAS PRODUCERS - 3.2%
1,705	APA Corporation	$58,260
1,164	Cheniere Energy, Inc.	177,347
14,005	Chevron Corporation	2,203,686
6,780	ConocoPhillips	702,475
4,014	Coterra Energy, Inc.	101,554
3,173	Devon Energy Corporation	153,383
858	Diamondback Energy, Inc.	112,707
2,883	EOG Resources, Inc.	329,930
1,461	EQT Corporation	60,091
31,146	Exxon Mobil Corporation	3,340,408
1,323	Hess Corporation	179,862
10,625	Kinder Morgan, Inc.	182,963
3,691	Marathon Oil Corporation	84,967
2,667	Marathon Petroleum Corporation	310,972
4,614	Occidental Petroleum Corporation	271,303
2,158	ONEOK, Inc.	133,192
2,413	Phillips 66	230,152
1,176	Pioneer Natural Resources Company	243,644
1,006	Targa Resources Corporation	76,557
2,013	Valero Energy Corporation	236,125
6,265	Williams Companies, Inc. (The)	204,427
		9,394,005
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
4,856	Baker Hughes Company	153,498
4,290	Halliburton Company	141,527
7,011	Schlumberger Ltd.	344,381
		639,406
	REAL ESTATE SERVICES - 0.0%(b)
1,493	CBRE Group, Inc., Class A(a)	120,500

	RENEWABLE ENERGY - 0.1%
709	Enphase Energy, Inc.(a)	118,744
426	First Solar, Inc.(a)	80,978
		199,722

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 79.2% (Continued)
	RESIDENTIAL REIT - 0.3%
735	AvalonBay Communities, Inc.	$139,113
641	Camden Property Trust	69,786
2,030	Equity Residential	133,919
342	Essex Property Trust, Inc.	80,131
3,181	Invitation Homes, Inc.	109,426
627	Mid-America Apartment Communities, Inc.	95,216
668	Sun Communities, Inc.	87,147
1,852	UDR, Inc.	79,562
		794,300
	RETAIL - CONSUMER STAPLES - 1.2%
2,312	Costco Wholesale Corporation	1,244,734
1,211	Dollar General Corporation	205,604
1,052	Dollar Tree, Inc.(a)	150,962
3,343	Kroger Company (The)	157,121
2,339	Target Corporation	308,514
3,499	Walgreens Boots Alliance, Inc.	99,687
7,563	Walmart, Inc.	1,188,752
		3,355,374
	RETAIL - DISCRETIONARY - 1.7%
101	AutoZone, Inc.(a)	251,829
1,213	Best Buy Company, Inc.	99,405
750	Genuine Parts Company	126,923
7,820	Home Depot, Inc. (The)	2,429,204
3,250	Lowe’s Companies, Inc.	733,525
335	O’Reilly Automotive, Inc.(a)	320,026
1,708	Ross Stores, Inc.	191,518
5,921	TJX Companies, Inc. (The)	502,042
576	Tractor Supply Company	127,354
247	Ulta Beauty, Inc.(a)	116,237
		4,898,063
	RETAIL REIT - 0.1%
3,492	Kimco Realty Corporation	68,862
2,991	Realty Income Corporation	178,832

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 79.2% (Continued)
	RETAIL REIT - 0.1% (Continued)
1,632	Simon Property Group, Inc.	$188,463
		436,157
	SELF-STORAGE REIT - 0.1%
655	Extra Space Storage, Inc.	97,497
777	Public Storage	226,791
		324,288
	SEMICONDUCTORS - 5.3%
8,331	Advanced Micro Devices, Inc.(a)	948,984
2,715	Analog Devices, Inc.	528,909
4,564	Applied Materials, Inc.	659,681
2,016	Broadcom, Inc.	1,748,739
644	Entegris, Inc.	71,368
21,799	Intel Corporation	728,959
782	KLA Corporation	379,286
698	Lam Research Corporation	448,716
4,392	Marvell Technology, Inc.	262,554
2,737	Microchip Technology, Inc.	245,208
5,816	Micron Technology, Inc.	367,048
251	Monolithic Power Systems, Inc.	135,598
16,570	NVIDIA Corporation	7,009,440
2,296	ON Semiconductor Corporation(a)	217,156
5,654	QUALCOMM, Inc.	673,052
739	Skyworks Solutions, Inc.	81,800
787	Teradyne, Inc.	87,617
4,911	Texas Instruments, Inc.	884,078
		15,478,193
	SOFTWARE - 9.5%
2,391	Adobe, Inc.(a)	1,169,176
849	Akamai Technologies, Inc.(a)	76,300
494	ANSYS, Inc.(a)	163,153
666	Atlassian Corp plc, CLASS A(a)	111,761
1,131	Autodesk, Inc.(a)	231,414
1,292	Cadence Design Systems, Inc.(a)	303,000
1,137	Cloudflare, Inc., Class A(a)	74,326

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 79.2% (Continued)
	SOFTWARE - 9.5% (Continued)
991	Crowdstrike Holdings, Inc., Class A(a)	$145,548
1,445	Datadog, Inc., Class A(a)	142,159
3,592	Fortinet, Inc.(a)	271,519
2,240	Gen Digital, Inc.	41,552
235	HubSpot, Inc.(a)	125,041
1,412	Intuit, Inc.	646,964
54,810	Microsoft Corporation	18,664,998
377	MongoDB, Inc.(a)	154,943
8,061	Oracle Corporation	959,984
10,907	Palantir Technologies, Inc., Class A(a)	167,204
1,406	Palo Alto Networks, Inc.(a)	359,247
237	Paycom Software, Inc.	76,134
574	PTC, Inc.(a)	81,680
564	Roper Technologies, Inc.	271,171
4,999	Salesforce, Inc.(a)	1,056,089
939	ServiceNow, Inc.(a)	527,690
1,434	Snowflake, Inc.(a)	252,355
845	Splunk, Inc.(a)	89,646
886	SS&C Technologies Holdings, Inc.	53,692
740	Synopsys, Inc.(a)	322,203
945	Twilio, Inc., Class A(a)	60,121
242	Tyler Technologies, Inc.(a)	100,786
772	Veeva Systems, Inc., Class A(a)	152,648
1,205	VMware, Inc., Class A(a)	173,146
1,051	Workday, Inc., Class A(a)	237,410
1,108	Zoom Video Communications, Inc., Class A(a)	75,211
		27,338,271
	SPECIALTY FINANCE - 0.3%
3,060	American Express Company	533,052
2,082	Capital One Financial Corporation	227,708
1,525	Discover Financial Services	178,196
2,356	Synchrony Financial	79,916
		1,018,872

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 79.2% (Continued)
	SPECIALTY REITS - 0.0%(b)
1,428	Iron Mountain, Inc.	$81,139

	STEEL - 0.1%
1,306	Nucor Corporation	214,158
922	Steel Dynamics, Inc.	100,433
		314,591
	TECHNOLOGY HARDWARE - 8.7%
117,288	Apple, Inc.	22,750,354
1,307	Arista Networks, Inc.(a)	211,812
20,207	Cisco Systems, Inc.	1,045,510
4,177	Corning, Inc.	146,362
781	Garmin Ltd.	81,450
7,847	Hewlett Packard Enterprise Company	131,830
5,498	HP, Inc.	168,844
866	Motorola Solutions, Inc.	253,980
1,147	NetApp, Inc.	87,631
856	Seagate Technology Holdings plc	52,961
1,346	Western Digital Corporation(a)	51,054
251	Zebra Technologies Corporation, Class A(a)	74,253
		25,056,041
	TECHNOLOGY SERVICES - 4.1%
3,418	Accenture PLC, Class A	1,054,726
2,238	Automatic Data Processing, Inc.	491,890
2,827	Block, Inc., Class A(a)	188,193
793	Booz Allen Hamilton Holding Corporation	88,499
515	Broadridge Financial Solutions, Inc.	85,299
626	CDW Corporation	114,871
2,860	Cognizant Technology Solutions Corporation, Class A	186,701
2,236	CoStar Group, Inc.(a)	199,004
285	EPAM Systems, Inc.(a)	64,054
571	Equifax, Inc.	134,356
173	FactSet Research Systems, Inc.	69,312
3,254	Fidelity National Information Services, Inc.	177,994
3,142	Fiserv, Inc.(a)	396,363

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 79.2% (Continued)
	TECHNOLOGY SERVICES - 4.1% (Continued)
388	FleetCor Technologies, Inc.(a)	$97,419
373	Gartner, Inc.(a)	130,666
1,381	Global Payments, Inc.	136,056
4,746	International Business Machines Corporation	635,062
413	Jack Henry & Associates, Inc.	69,107
775	Leidos Holdings, Inc.	68,572
6,458	Mastercard, Inc., Class A	2,539,932
793	Moody’s Corporation	275,742
393	MSCI, Inc.	184,431
1,695	Paychex, Inc.	189,620
6,182	PayPal Holdings, Inc.(a)	412,525
1,724	S&P Global, Inc.	691,134
1,134	TransUnion	88,826
822	Verisk Analytics, Inc.	185,797
12,157	Visa, Inc., Class A	2,887,045
		11,843,196
	TELECOMMUNICATIONS - 0.7%
38,084	AT&T, Inc.	607,440
3,250	T-Mobile US, Inc.(a)	451,425
22,492	Verizon Communications, Inc.	836,477
		1,895,342
	TIMBER REIT - 0.0%(b)
3,993	Weyerhaeuser Company	133,805

	TOBACCO & CANNABIS - 0.4%
9,492	Altria Group, Inc.	429,988
8,035	Philip Morris International, Inc.	784,376
		1,214,364
	TRANSPORTATION & LOGISTICS - 1.1%
532	CH Robinson Worldwide, Inc.	50,194
11,697	CSX Corporation	398,868
3,283	Delta Air Lines, Inc.(a)	156,074
933	Expeditors International of Washington, Inc.	113,014
1,206	FedEx Corporation	298,967

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 79.2% (Continued)
	TRANSPORTATION & LOGISTICS - 1.1% (Continued)
398	JB Hunt Transport Services, Inc.	$72,050
1,281	Norfolk Southern Corporation	290,480
471	Old Dominion Freight Line, Inc.	174,152
2,748	Southwest Airlines Company	99,505
3,334	Union Pacific Corporation	682,203
1,572	United Airlines Holdings, Inc.(a)	86,256
3,985	United Parcel Service, Inc., Class B	714,311
		3,136,074
	TRANSPORTATION EQUIPMENT - 0.2%
719	Cummins, Inc.	176,270
2,627	PACCAR, Inc.	219,749
981	Westinghouse Air Brake Technologies Corporation	107,586
		503,605
	WHOLESALE - CONSUMER STAPLES - 0.2%
2,894	Archer-Daniels-Midland Company	218,671
757	Bunge Ltd.	71,423
2,577	Sysco Corporation	191,213
		481,307
	WHOLESALE - DISCRETIONARY - 0.1%
2,382	Copart, Inc.(a)	217,263
1,346	LKQ Corporation	78,431
208	Pool Corporation	77,925
		373,619

	TOTAL COMMON STOCKS (Cost $200,374,507)	229,014,367

	EXCHANGE-TRADED FUNDS - 20.1%
	EQUITY - 20.1%
3,989	Direxion Daily S&P 500 Bull 2X Shares	369,142
641,799	Direxion Daily S&P 500 Bull 3X	57,749,074
	TOTAL EXCHANGE-TRADED FUNDS (Cost $49,557,106)	58,118,216

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2023

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHT - 0.0%(b)
	MEDICAL EQUIPMENT & DEVICES – 0.0%(b)
143	ABIOMED, Inc. - CVR(a) (c) (Cost $0)	12/31/2029	$35	$—

	TOTAL INVESTMENTS - 99.3% (Cost $249,931,613)			$287,132,583
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%			1,910,168
	NET ASSETS - 100.0%			$289,042,751

CVR	- Contingent Value Right

ETF	- Exchange-Traded Fund

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	- Non-income producing security.

(b)	- Percentage rounds to less than 0.1%.

(c)	- Illiquid security. The total fair value of these securities as of June 30, 2023 was $0, representing 0.0% of net assets.

See accompanying notes to financial statements.

The HCM ETFs
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2023

	HCM Defender 100	HCM Defender 500
	Index ETF	Index ETF
ASSETS
Investment securities:
At cost	$252,420,036	$249,931,613
At fair value	$324,152,309	$287,132,583
Cash and cash equivalents	4,106,733	2,017,597
Dividends and interest receivable	47,179	133,106
Prepaid expenses	3,500	3,369
TOTAL ASSETS	328,309,721	289,286,655

LIABILITIES
Investment advisory fees payable	196,180	169,163
Audit fees payable	20,361	20,435
Custody fees payable	17,159	37,516
Payable to related parties	11,910	11,829
Accrued expenses and other liabilities	6,997	4,961
TOTAL LIABILITIES	252,607	243,904
NET ASSETS	$328,057,114	$289,042,751

Net Assets Consist Of:
Paid in capital	$353,828,136	$326,809,767
Accumulated deficit	(25,771,022)	(37,767,016)
NET ASSETS	$328,057,114	$289,042,751

Net Asset Value Per Share:
Net Assets	$328,057,114	$289,042,751
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	6,950,000	7,350,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$47.20	$39.33

See accompanying notes to financial statements.

The HCM ETFs
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2023

	HCM Defender 100	HCM Defender 500
	Index ETF	Index ETF
INVESTMENT INCOME
Dividends (net of tax withholding of $1,871 and $1,425, respectively)	$1,426,463	$2,445,189
Interest	2,429,665	2,442,507
TOTAL INVESTMENT INCOME	3,856,128	4,887,696

EXPENSES
Investment advisory fees	1,980,948	1,935,198
Administrative services	138,870	148,445
Custodian fees	38,951	101,898
Printing and postage expenses	23,378	23,981
Audit fees	21,905	22,005
Professional fees	21,027	15,080
Trustees fees and expenses	15,484	15,484
Legal fees	15,263	15,263
Transfer agent fees	12,233	12,513
Insurance expense	5,001	5,000
Other expenses	18,294	15,118
TOTAL EXPENSES	2,291,354	2,309,985

NET INVESTMENT INCOME	1,564,774	2,577,711

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	1,724,066	642,838
Net realized loss on investments	(6,448,514)	(6,423,303)
Foreign currency transactions	(36)	(193)
	(4,724,484)	(5,780,658)
Net change in unrealized appreciation on investments	71,732,273	37,200,970
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	67,007,789	31,420,312

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$68,572,563	$33,998,023

See accompanying notes to financial statements.

HCM Defender 100 Index ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2023	June 30, 2022
FROM OPERATIONS
Net investment income (loss)	$1,564,774	$(1,147,736)
Net realized loss on investments, in-kind redemptions, and foreign currency transactions	(4,724,484)	(27,279,195)
Net change in unrealized appreciation (depreciation) on investments	71,732,273	(69,663,592)
Net increase (decrease) in net assets resulting from operations	68,572,563	(98,090,523)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	44,605,111	362,188,640
Cost of shares redeemed	(36,340,067)	(221,311,794)
Net increase in net assets resulting from shares of beneficial interest	8,265,044	140,876,846

TOTAL INCREASE IN NET ASSETS	76,837,607	42,786,323

NET ASSETS
Beginning of Year	251,219,507	208,433,184
End of Year	$328,057,114	$251,219,507

SHARE ACTIVITY
Shares Sold	1,100,000	7,250,000
Shares Redeemed	(950,000)	(4,800,000)
Net increase in shares of beneficial interest outstanding	150,000	2,450,000

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2023	June 30, 2022
FROM OPERATIONS
Net investment income	$2,577,711	$183,782
Net realized gain (loss) on investments, in-kind redemptions, and foreign currency transactions	(5,780,658)	90,055
Net change in unrealized appreciation (depreciation) on investments	37,200,970	(57,551,430)
Net increase (decrease) in net assets resulting from operations	33,998,023	(57,277,593)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital	—	(19,389)
Total distributions paid	(1,454,080)	(458,426)
Net decrease in net assets resulting from distributions to shareholders	(1,454,080)	(477,815)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	41,588,392	357,551,600
Cost of shares redeemed	(45,294,648)	(235,324,196)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(3,706,256)	122,227,404

TOTAL INCREASE IN NET ASSETS	28,837,687	64,471,996

NET ASSETS
Beginning of Year	260,205,064	195,733,068
End of Year	$289,042,751	$260,205,064

SHARE ACTIVITY
Shares Sold	1,150,000	8,450,000
Shares Redeemed	(1,300,000)	(5,850,000)
Net increase (decrease) in shares of beneficial interest outstanding	(150,000)	2,600,000

See accompanying notes to financial statements.

HCM Defender 100 Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020 (1)
Net asset value, beginning of period	$36.94	$47.92	$30.21	$25.00
Activity from investment operations:
Net investment income (loss) (2)	0.23	(0.18)	(0.10)	(0.04)
Net realized and unrealized gain (loss) on investments	10.03	(10.80)	17.81	5.31
Total from investment operations	10.26	(10.98)	17.71	5.27
Less distributions from:
Net investment income	—	—	—	(0.00	) (5)
Net realized gains	—	—	—	(0.06)
Total distributions	—	—	—	(0.06)
Net asset value, end of period	$47.20	$36.94	$47.92	$30.21
Market price, end of period	$47.23	$36.96	$47.97	$30.25
Total return (4)	27.77%	(22.91)%	58.62%	21.11	% (8)
Market price total return	27.79%	(22.95)%	58.58%	21.27%
Net assets, at end of period (000s)	$328,057	$251,220	$208,433	$101,197
Ratio of net expenses to average net assets (6)(7)	0.89%	0.89%	0.91%	1.02%
Ratio of net investment income (loss) to average net assets (6)(7)	0.61%	(0.37)%	(0.26)%	(0.18)%
Portfolio Turnover Rate (3)	45%	73%	5%	150	% (8)

(1)	The HCM Defender 100 Index ETF commenced operations on October 9, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Represents less than $0.005.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Year Ended		Year Ended	Period Ended
	June 30, 2023	June 30, 2022		June 30, 2021	June 30, 2020 (1)
Net asset value, beginning of period	$34.69	$39.95		$25.15	$25.00
Activity from investment operations:
Net investment income (2)	0.36	0.03		0.09	0.07
Net realized and unrealized gain (loss) on investments	4.48	(5.23)		14.79	0.13
Total from investment operations	4.84	(5.20)		14.88	0.20
Less distributions from:
Net investment income	(0.20)	(0.06)		(0.08)	(0.05)
Net realized gains	—	—		—	(0.00	) (5)
Return of capital	—	(0.00	) (5)	—	(0.00	) (5)
Total distributions	(0.20)	(0.06)		(0.08)	(0.05)
Net asset value, end of period	$39.33	$34.69		$39.95	$25.15
Market price, end of period	$39.36	$34.70		$40.00	$25.12
Total return (4)	14.06%	(13.05)%		59.23%	0.78	% (8)
Market price total return	14.12%	(13.13)%		59.62%	0.66%
Net assets, at end of period (000s)	$289,043	$260,205		$195,733	$91,806
Ratio of net expenses to average net assets (6)(7)	0.92%	0.89%		0.94%	1.14%
Ratio of net investment income to average net assets (6)(7)	1.03%	0.06%		0.27%	0.40%
Portfolio Turnover Rate (3)	59%	73%		3%	128	% (8)

(1)	The HCM Defender 500 Index ETF commenced operations on October 9, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(5)	Represents less than $0.005.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2023

1.	ORGANIZATION

The HCM Defender 100 Index ETF (“QQH”) and the HCM Defender 500 Index ETF (“LGH”) (each a “Fund” and collectively the “Funds”) are each diversified series of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. QQH’s investment objective seeks to provide investment results that correspond, before fees and expenses, generally to the performance of the HCM Defender 100 Index. LGH’s investment objective seeks to provide investment results that correspond, before fees and expenses, generally to the performance of the HCM Defender 500 Index. The investment objectives of each fund are non-fundamental. QQH and LGH commenced operations on October 9, 2019.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds (“ETFs”) – The Funds may invest in ETFs. ETFs are generally a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2023 for the Funds’ assets measured at fair value:

HCM Defender 100 Index ETF
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$253,825,726	$—	$—	$253,825,726
Exchange Traded Funds	70,326,583	—	—	70,326,583
Total	$324,152,309	$—	$—	$324,152,309

HCM Defender 500 Index ETF
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$229,014,367	$—	$—	$229,014,367
Exchange Traded Funds	58,118,216	—	—	58,118,216
Right	—	—	—	—
Total	$287,132,583	$—	$—	$287,132,583

The Funds did not hold any Level 2 or 3 securities during the period.

*	See Schedule of Investments for industry classification.

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income and net realized capital gains, if any, are declared and paid annually for each Fund. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year June 30, 2020 through June 30, 2022, or expected to be taken in the Funds’ June 30, 2023 tax returns.

The Funds identify their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities. For the year ended June 30, 2023, QQH and LGH had a realized loss of $36 and $193 on foreign currency transactions, respectively.

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended June 30, 2023, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

Ticker Symbol	Purchases	Sales
QQH	$328,109,785	$75,681,064
LGH	$346,386,297	$95,196,022

For the year ended June 30, 2023, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

Ticker Symbol	Purchases	Sales
QQH	$30,872,660	$26,156,898
LGH	$31,318,333	$26,772,534

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Howard Capital Management, Inc. (the “Adviser”) serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Trust.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.77% of each Fund’s average daily net assets. For the year ended June 30, 2023, the Adviser earned $1,980,948, and $1,935,198 in advisory fees for QQH and LGH, respectively.

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at the net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares for both QQH and LGH. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds’ shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

The Transaction Fees for the Fund’s are listed in the table below:

ETFs	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
HCM Defender 100 Index ETF	$500	2.00%*
HCM Defender 500 Index ETF	$1,000	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2023, and June 30, 2022, was as follows:

For the year ended June 30, 2023:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
HCM Defender 100 Index ETF	$—	$—	$—	$—	$—
HCM Defender 500 Index ETF	1,454,080	—	—	—	1,454,080

For the year ended June 30, 2022:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
HCM Defender 100 Index ETF	$—	$—	$—	$—	$—
HCM Defender 500 Index ETF	458,426	—	19,389	—	477,815

As of June 30, 2023, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Tax-Exempt Incom	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
HCM Defender 100 Index ETF	$—	$833,092	$—	$(6,418,628)	$(91,917,759)	$—	71,732,273	$(25,771,022)
HCM Defender 500 Index ETF	—	937,310	—	—	(75,928,943)	(147)	37,224,764	(37,767,016)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, and adjustments for real estate investment trusts Form 2439, and C-Corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
HCM Defender 100 Index ETF	$—
HCM Defender 500 Index ETF	—

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
HCM Defender 100 Index ETF	$6,418,628
HCM Defender 500 Index ETF	—

At June 30, 2023, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
HCM Defender 100 Index ETF	$88,964,090	$2,953,669	$91,917,759	$—
HCM Defender 500 Index ETF	75,734,811	194,132	75,928,943	—

Permanent book and tax differences, primarily attributable to the tax adjustments for prior year tax returns resulted in reclassifications for the Funds for the fiscal year ended June 30, 2023, as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
HCM Defender 100 Index ETF	$1,694,180	$(1,694,180)
HCM Defender 500 Index ETF	644,814	(644,814)

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Cost for			Tax Net
	Federal Tax	Unrealized	Unrealized	Unrealized
Portfolio	purposes	Appreciation	Depreciation	App/Dep
HCM Defender 100 Index ETF	$252,420,036	$73,957,167	$(2,224,894)	$71,732,273
HCM Defender 500 Index ETF	249,907,819	42,690,042	(5,465,278)	37,224,764

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders of HCM Defender 100 Index ETF and HCM Defender 500 Index ETF and the Board of Trustees of Northern Lights Fund Trust III

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of HCM Defender 100 Index ETF and HCM Defender 500 Index ETF (collectively, the Funds), including the schedules of investments, as of June 30, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for each of the three years in the period then ended and the period from October 9, 2019 (commencement of operations) through June 30, 2020. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of June 30, 2023, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from October 9, 2019 (commencement of operations) through June 30, 2020, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2023, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more Howard Capital Management, Inc. investment companies since 2015.

Denver, Colorado

August 29, 2023

The HCM ETFs
EXPENSE EXAMPLES (Unaudited)
June 30, 2023

As a shareholder of the HCM ETFs, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund’s and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 through June 30, 2023.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not any Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending	Expenses Paid During	Expenses Paid During
	Value	Account Value	Period*	Period**
Actual	1/1/2023	6/30/2023	1/1/2023 - 6/30/2023	1/1/2023 - 6/30/2023
HCM Defender 100 Index ETF	$1,000.00	$1,385.00	$5.20	0.88%
HCM Defender 500 Index ETF	$1,000.00	$1,178.30	$4.86	0.90%

	Beginning Account	Ending	Expenses Paid During	Expenses Paid During
Hypothetical	Value	Account Value	Period*	Period**
(5% return before expenses)	1/1/2023	6/30/2023	1/1/2023 - 6/30/2023	1/1/2023 - 6/30/2023
HCM Defender 100 Index ETF	$1,000.00	$1,020.43	$4.41	0.88%
HCM Defender 500 Index ETF	$1,000.00	$1,020.33	$4.51	0.90%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio net of waived/reimbursed fees, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

“Hypothetical” expense information is presented on the basis of the full one-half year period to enable a comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 181/365 (to reflect the full half-year period).

**	Annualized.

THE HCM ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2023

Renewal of Advisory Agreement – HCM Defender 100 Index ETF and HCM Defender 500 Index ETF

In connection with a meeting held on February 22-23, 2023, the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the 1940 Act, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between Howard Capital Management, Inc. (the “Adviser”) and the Trust, with respect to HCM Defender 100 Index ETF (“HCM 100”) and HCM Defender 500 Index ETF (“HCM 500”), (collectively, the “HCM ETFs”). In considering the renewal of the Advisory Agreement, the Board reviewed materials specifically relating to the HCM ETFs and the Advisory Agreement.

The Board discussed the Adviser’s presentation and materials. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Board recognized that the Adviser had approximately $4.7 billion in total assets under management. The Board noted the broad investment experience and academic credentials of the Adviser’s investment personnel. The Board discussed how the Adviser utilized a proprietary quantitative model to determine when and in which market sectors the HCM ETFs should be invested and augmented its models with third-party research on interest rate direction, international markets and macroeconomic factors. The Board reviewed the Adviser’s risk management plan that employed stop losses, closely monitored the market during times of market growth, and used mathematical market ratios in an effort to avoid major market downturns. The Board noted that the Adviser had defined inputs in its proprietary model to ensure compliance with each HCM ETF’s investment limitations, and that trades were verified weekly by the Adviser’s chief compliance officer and two third-party compliance consultants. The Board observed that the Adviser selected broker/dealers on the basis of best execution.

HCM 100 & HCM 500—With respect to HCM 100 and HCM 500, the Board observed that the Adviser monitored bid/ask spreads, share price, NAV per share and volume during market hours. The Board discussed that the Adviser reviewed the quality of creation and redemption units each time shares are created or redeemed and that tracking error was monitored on a real time basis. The Board recognized that HCM 100 and HCM 500 were monitored using a checklist designed specifically for oversight of exchange traded funds.

The Board concluded that it could expect the Adviser to continue providing quality service to the HCM ETFs and their respective shareholders.

THE HCM ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2023

Performance.

HCM 100—The Board commented that HCM 100 earned a 3-star Morningstar rating and had underperformed its custom index, Morningstar category, and peer group over the 1-year period. The Board further observed that HCM 100 had underperformed its custom index and Morningstar category over the 3-year and since inception periods but outperformed its peer group over the same periods. The Board noted that whipsaws and overweighting of HCM 100’s positions to the technology sector had dramatically detracted from performance over the past year. The Board also noted that the Adviser attributed underperformance to HCM 100’s use of leveraged ETFs. The Board acknowledged that HCM 100’s Standard Deviation ranked in the top quartile among its peer group and Morningstar category over the 1-year period. After further discussion, the Board concluded that the Adviser’s performance was not unsatisfactory.

HCM 500—The Board noted that HCM 500 earned a 2-star Morningstar rating and had underperformed its peer group and Morningstar category across all periods. The Board further observed that HCM 500 underperformed its custom index over the 1-year period but outperformed its index over the 3-year and since inception periods. The Board noted that whipsaws and overweighting of HCM 500’s positions to the technology sector had dramatically penalized performance over the past year. The Board also noted that the Adviser attributed underperformance to the use of leveraged ETFs. The Board acknowledged that HCM 500’s Standard Deviation ranked in the top quartile among its peer group and Morningstar category over the 1-year period. After further discussion, the Board concluded that the Adviser’s performance was not unsatisfactory and should be afforded an opportunity to manage HCM 500 over a full market cycle.

Fees and Expenses.

HCM 100—The Board observed that the advisory fee and net expense ratio for HCM 100 was higher than its peer group and Morningstar category medians and averages, but below the highs of each. The Board considered the Adviser’s explanation for its fees which included that its proprietary model had been developed over many years through extensive research. The Board discussed that the Adviser believed the utilization of its proprietary model commanded a premium, and that most of the funds in its peer group were extremely large organizations with much greater economies of scale. The Board concluded that the advisory fee for HCM 100 was not unreasonable.

HCM 500—The Board observed that the advisory fee for HCM 500 was higher than its peer group and its Morningstar category medians and averages, but below the Morningstar category high of each. The Board further observed that the net expense ratio for HCM 500 was the highest of its peer group and higher than its Morningstar category median and average. The Board considered the Adviser’s explanation that its proprietary model had been developed over many years and believed that the utilization of its proprietary model commanded a premium. The Board also recalled the Adviser’s statement that most of the funds in its peer group were

THE HCM ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2023

extremely large organizations with much greater economies of scale. The Board concluded that the advisory fee for HCM 500 was not unreasonable.

Economies of Scale.

HCM 100 & HCM 500—The Board discussed the size of HCM 100 and HCM 500 and their prospects for growth and concluded that that neither had achieved meaningful economies that would necessitate the establishment of breakpoints. The Board noted the Adviser was willing to discuss the implementation of breakpoints if the Adviser was to achieve material economies of scale related to HCM 100’s or HCM 500’s operations. The Board acknowledged that the Adviser believed it may achieve economies of scale when each of HCM 100 and HCM 500 reached specified asset levels. The Board agreed to monitor and revisit this issue at a later time.

Profitability. The Board reviewed the Adviser’s profitability analysis in connection with its advisory services provided to each of the HCM ETFs and noted that the Adviser had earned a reasonable profit in connection with each HCM ETF. The Board acknowledged the rising cost of labor, additional regulatory and compliance requirements, and the Adviser’s continuing investments in technology and the HCM-BuyLine. The Board concluded that the Adviser’s profitability for each of the HCM ETFs was not excessive.

Conclusion. Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that renewal of the Advisory Agreement was in the best interests of the HCM ETFs and their respective shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the HCM ETFs.

The HCM ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2023

The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. Unless otherwise noted, the address of each Trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

Independent Trustees

Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex*	Other Directorships Held During Past 5 Years**
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations and Opinions Group, Lincoln International LLC (since August 2007).	6	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015); Monetta Mutual Funds (since November 2015).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014.	Retired (since 2011); formerly, Director of Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (1975-2011).	6	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Alternative Strategies Fund (since 2012).
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	PhD (Accounting), CPA; Professor and Director, Lynn Pippenger School of Accountancy, Muma College of Business, University of South Florida (2019 – present); Professor and Department of Accountancy Chair, Case Western Reserve University (2009-2019); President, American Accounting Association (AAA) commencing August 2022 (President- Elect 2022-2023, President 2023-2024; Past President 2024-2025). AAA Vice President-Finance (2017-2020); President, Auditing Section of the AAA; Member, AICPA Auditing Standards Board (2009-2012); Academic Fellow, Office of the Chief Accountant, United States Securities Exchange Commission (2005-2006); Center for Audit Quality research grants (2014, 2012).	6	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007); Alternative Strategies Fund (since June 2010).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Co-owner and Vice President, Latin America Agriculture Development Corp. (since May 2015); President, Celeritas Rail Consulting (since June 2014); Asst. Vice President - Transportation Systems, Union Pacific Railroad Company (June 1976 to April 2014).	6	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015).

*	As of June 30, 2023, the Trust was comprised of 29 active portfolios managed by 14 unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

**	Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

6/30/23-NLFT III-v3

The HCM ETFs
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2023

Officers of the Trust

Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
Brian Curley 1970	President	Since May 2023, indefinite	Vice President, Ultimus Fund Solutions, LLC (since 2020); Vice President, Gemini Fund Services, LLC (2015-2020).
Timothy Burdick 1986	Vice President	Since May 2023, indefinite	Vice President and Senior Managing Counsel, Ultimus Fund Solutions, LLC (2023 – present); Vice President and Managing Counsel, Ultimus Fund Solutions, LLC (2022 – 2023); Assistant Vice President and Counsel, Ultimus Fund Solutions, LLC (2019 – 2022).
Richard Gleason 1977	Treasurer	Since May 2023, indefinite	Assistant Vice President, Ultimus Fund Solutions, LLC (since 2020); Assistant Vice President, Gemini Fund Services, LLC (2015-2020).
Viktoriya Pallino 1995	Secretary	Since August 2022, indefinite	Senior Legal Administrator, Ultimus Fund Solutions, LLC (since 2023); Legal Administrator II, Ultimus Fund Solutions, LLC (2021-2023); Legal Administrator I, Ultimus Fund Solutions, LLC (2019-2021); Legal Administration Associate, Gemini Fund Services, LLC (2017-2019).
William Kimme 1962	Chief Compliance Officer	Since February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-969-8464.

6/30/23-NLFT III-v3

The HCM ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the year ended June 30, 2023, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Rev. June 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (631) 490-4300

35

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

36

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-888-985-9830 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Howard Capital Management, Inc.
1145 Hembree Road
Roswell, Georgia 30076

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

HCMETFS-AR23

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2023 – $35,500

2022 – $33,750

(b)	Audit-Related Fees

2023 – None

2022 – None

(c)	Tax Fees

2023 – $7,500

2022 – $7,150

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2023 - None

2022 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2023               2022

Audit-Related Fees:                                0.00%            0.00%

Tax Fees:                                               0.00%           0.00%

All Other Fees:                                       0.00%           0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2023 - $7,500

2022 - $7,150

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Companies. The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Mark H. Taylor (chairman), Patricia Luscombe, John V. Palancia and Jeffrey D. Young.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 9/8/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley

Brian Curley Principal Executive Officer/President

Date 9/8/23

By (Signature and Title)

/s/ Rich Gleason

Rich Gleason, Principal Financial Officer/Treasurer

Date 9/8/23